Call Loans and Securities Purchased under Resale Agreements (Tables)	12 Months Ended
Dec. 31, 2010
Call Loans and Securities Purchased under Resale Agreements
Schedule of Call Loans and Securities Purchased under Resale Agreements

	2009	2010
	(In millions of Korean won)
Call loans (1)	446,142	919,529
Securities purchased under resale or similar arrangements (2)	1,590,000	1,930,000

Total	2,036,142	2,849,529

(1)

Call loans are short-term lending among banks and financial institutions, with maturities of 90 days or less for call loans in won currency and 30 days or less for call loans in foreign currencies. Typically, call loans have maturities of one day.

(2)	The Company enters into short-term purchases of securities under agreements to resell substantially identical securities and classified these agreements as secured lending transactions.